Equity - Text Details (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	3 Months Ended	12 Months Ended
		Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 14, 2023	Oct. 31, 2022	Oct. 26, 2022	Jun. 13, 2022	Nov. 23, 2021	Sep. 30, 2021	Jul. 26, 2021	Dec. 31, 2020
Equity [Line Items]
Number of shares authorised			2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Withholding and other taxes				(5.10%)	(1.40%)	7.20%
Other tax liability				€ 390	€ 435
Notional amount					€ 500
Number of shares purchased through forward contracts			2,000,000	7,100,000	3,200,000	2,000,000			1,750,000					5,000,000
Forward price for unsettled (open) forward contracts			€ 44.85	€ 19.43	€ 19.75	€ 44.85								€ 34.85
Increase (Decrease) retained earnings connected to long-term incentive				€ 125	€ 57
Purchase of treasury shares				€ 0	24	€ 757
Reduction of treasury shares				15,100,000
Cancellation of treasury shares				€ 566
Borrowings			€ 6,980	€ 7,689	€ 8,201	€ 6,980		€ 1,000
Dividends paid, ordinary shares per share	[1]			€ 0.85	€ 0.85	€ 0.85
Dividends paid, ordinary shares				€ 749	€ 741	€ 773
Number of shares issued			6,345,968	39,334,938	14,174,568	6,345,968
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share					€ 0.85
Percentage of shareholders electing share dividend					45.00%	38.00%
Settlement of cash dividend					€ 411	€ 482
Shareholder equity subject to limitations				€ 2,435	3,054
Shareholder Equity Subject To Limitations Ordinary Shares				183	178
Legal reserves required by Dutch law				990	1,010
Equity			€ 14,475	12,061	13,283	€ 14,475								€ 11,901
Currency translation differences					1,866
Purchase forward contracts [Member]
Equity [Line Items]
Notional amount				224	211		€ 138			€ 63	€ 90			174
Purchase forward contracts capital reduction [Member]
Equity [Line Items]
Notional amount				€ 167	€ 648
Share buyback program [Member]
Equity [Line Items]
Borrowings													€ 1,500
Euro [Member]
Equity [Line Items]
Number of options outstanding					55,750
Ordinary shares [member]
Equity [Line Items]
Number of shares authorised			2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Number of shares issued and fully paid			883,898,969	913,515,966	889,315,082	883,898,969
Par value per share				€ 0.2
Treasury shares [member]
Equity [Line Items]
Purchase of treasury shares					€ 24	€ 758
Cancellation of treasury shares				€ 566	299	1,228
Equity			€ (476)	(262)	€ (275)	€ (476)								€ (199)
Treasury shares [member] | Euro [Member]
Equity [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital				€ 662
Capital reduction [Member]
Equity [Line Items]
Withholding and other taxes				6600000000.00%
Other tax liability				€ 11
Number of shares purchased through forward contracts				4,400,000	17,400,000
Share repurchase LTI [Member]
Equity [Line Items]
Number of treasury shares				7,100,000	3,300,000
Increase (Decrease) retained earnings connected to long-term incentive				€ 35
Share repurchase LTI [Member] | Performance share plans [Member]
Equity [Line Items]
Number of shares purchased through forward contracts				11,100,000
Share repurchase LTI 2022 [Member]
Equity [Line Items]
Number of treasury shares				4,300,000	3,200,000
Share repurchase LTI 2021 [Member]
Equity [Line Items]
Number of treasury shares			2,000,000			2,000,000
Increase (Decrease) retained earnings connected to long-term incentive				€ 90
Share repurchase LTI 2021 [Member] | Performance share plans [Member]
Equity [Line Items]
Number of shares purchased through forward contracts					7,000,000
Share repurchase LTI 2020 [Member]
Equity [Line Items]
Number of treasury shares														6,000,000
Share repurchase program [member]
Equity [Line Items]
Number of treasury shares				15,100,000	2,200,000
Notional amount			€ 781	€ 481	€ 83	€ 781
Purchase of treasury shares						1,500
Purchase of treasury shares, number of		800,000	21,000,000
Forward share repurchase contracts [Member]
Equity [Line Items]
Number of treasury shares												20,000,000
Notional amount												€ 731
Forward price for unsettled (open) forward contracts												€ 37.36
Share repurchase program – Capital reduction [Member]
Equity [Line Items]
Notional amount				483
Reserve of exchange differences on translation [member]
Equity [Line Items]
Equity			€ 1,117	1,263	1,866	1,117								€ (58)
Reserve of cash flow hedges [member]
Equity [Line Items]
Equity			(25)	6	(2)	(25)								23
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity [Line Items]
Equity			€ (344)	€ (390)	€ (376)	€ (344)								€ (305)
Dividend distribution [Member] | Bottom of range [member]
Equity [Line Items]
Dividend payout ratio				40.00%
Dividend distribution [Member] | Top of range [member]
Equity [Line Items]
Dividend payout ratio				50.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.